Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEO’s (3)	Average Compensation Actually Paid to Non-PEO NEO’s (4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (5)	Net Income
2025	$339,000	$292,200	$299,822	$345,040	$31.22	$4,291,000
2024	$285,000	$285,000	$292,704	$307,804	$30.01	$(10,793,000)
2023	$849,800	$647,600	$780,916	$506,232	$60.86	$766,000
2022	$215,250	$215,250	$1,107,865	$862,261	$84.06	$1,934,000

PEO Actually Paid Compensation Amount	$ 292,200	$ 285,000	$ 647,600	$ 215,250
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported for Mr. Balbirnie under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Balbirnie, as computed in accordance with Item 402(v) of Regulation S-K in each applicable year. Adjustments made to the PEO’s total compensation for each year to determine the compensation actually paid include deducting the amounts that were set forth for that year in the SCT’s “Stock Awards” and “Option Awards”, adding the fair value of any stock or option awards which vested during the applicable year and adding or subtracting the change in fair value of any unvested stock or option awards which were granted in previous years.
Non-PEO NEO Average Total Compensation Amount	$ 299,822	292,704	780,916	1,107,865
Non-PEO NEO Average Compensation Actually Paid Amount	$ 345,040	307,804	506,232	862,261
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported under “Average Compensation Actually Paid for non-PEO Named Executive Officers” represent average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K in each applicable year. Adjustments made to the NEO’s total compensation for each year to determine the compensation actually paid include deducting the amounts that were set forth for that year in the SCT’s “Stock Awards” and “Option Awards”, adding the fair value of any stock or option awards which vested during the applicable year and adding or subtracting the change in fair value of any unvested stock or option awards which were granted in previous years.
Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	$ 31.22	30.01	60.86	84.06
Net Income (Loss) Attributable to Parent	$ 4,291,000	$ (10,793,000)	$ 766,000	$ 1,934,000
PEO Name	Brian R. Balbirnie	Brian R. Balbirnie	Brian R. Balbirnie	Brian R. Balbirnie
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 339,000	$ 285,000	$ 849,800	$ 215,250